Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036-8704

March 18, 2015

Dylan W. Sherwood
(212) 841-5708
dylan.sherwood@ropesgray.com
March 18, 2015

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-1090

Re:           The Merger Fund (the “Trust”) (File Nos. 002-76969; 811-03445)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that the definitive form of Prospectus and Statement of Additional Information, each dated March 15, 2015, do not differ from those contained in the Trust’s most recent amendment to its registration statement, which was filed electronically with the Securities and Exchange Commission on March 13, 2015 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (212) 841-5708 with any questions or comments regarding this matter.

Kind regards,

/s/ Dylan W. Sherwood

Dylan W. Sherwood

cc:           Jeremy C. Smith, Esq., Ropes & Gray LLP
Bruce C. Rubin, Westchester Capital Management, LLC